Business Combinations	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Business Combinations
3. BUSINESS COMBINATION
During the
six-month
period ended June 30, 2020, the Company completed

several
business combinations, to complement its existing businesses and achieve synergies. The acquired entities individually and in aggregate were insignificant. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

	RMB	US$
	(In millions)
Purchase consideration	816	115

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	576	81
Intangible assets, net	501	71
Deferred tax liabilities	(86)	(12)
Pre-existing interests	(579)	(82)
Noncontrolling interests	(113)	(16)
Goodwill	517	73

	816	115

Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented, because the effects of these business combinations, both individually and in aggregate, were not significant to the Company’s consolidated results of operations.